Pension and Other Post-retirement Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined contribution plans [abstract]
Contributions paid	$ 260	$ 274	$ 277